Description of Business Description of Business - Employees Under Collective Bargaining Agreements (Details)	Dec. 31, 2016 count
Multiemployer Plans [Line Items]
Entity Number of Employees	31,000
Workforce Subject to Collective Bargaining Arrangements [Member]
Multiemployer Plans [Line Items]
Entity Number of Employees	17,000
Workforce Subject to Collective Bargaining Arrangements [Member] | Culinary Workers Union, Local 226 [Member]
Multiemployer Plans [Line Items]
Entity Number of Employees	8,700
Workforce Subject to Collective Bargaining Arrangements [Member] | UNITE HERE, Local 54 [Member]
Multiemployer Plans [Line Items]
Entity Number of Employees	1,600
Workforce Subject to Collective Bargaining Arrangements [Member] | Bartenders Union, Local 165 [Member]
Multiemployer Plans [Line Items]
Entity Number of Employees	1,200
Workforce Subject to Collective Bargaining Arrangements [Member] | Transport Workers Union of America [Member]
Multiemployer Plans [Line Items]
Entity Number of Employees	1,800